Finance Expenses, Net	12 Months Ended
Dec. 31, 2023
Disclosure Of Finance Expenses Net Abstract [Abstract]
Finance Expenses, Net
Note 24 - Finance Expenses, Net

A.	Finance expenses:

	For the year ended December 31
	2023	2022	2021
	USD in thousands	USD in thousands	USD in thousands
Interest expenses from project finance loans	54,646	52,416	28,400
Interest expenses from corporate loans	9,750	78	-
Interest expenses from Debentures	13,191	13,098	9,143
Finance expenses in respect of contingent consideration
arrangement	1,900	3,978	2,596
Interest expenses from non-controlling interests loans	2,187	1,381	1,157
Finance expenses from hedging transactions	3,098	973	-
Finance expenses in respect of lease liability	2,503	1,964	1,243
Exchange differences	-	617	2,702
Finance expenses from lease back liability	1,511	-	-
Others	2,298	1,248	1,078
	91,084	75,753	46,319
Amounts capitalized to the cost of qualifying assets	(22,941)	(13,162)	(9,144)
Total	68,143	62,591	37,175

	For the year ended December 31
	2023	2022	2021
	USD in thousands	USD in thousands	USD in thousands
Finance income from contract asset in respect of
concession arrangements	10,294	17,188	24,310
Changes in the fair value of financial instruments
measured at fair value through profit or loss	4,425	2,953	3,145
Finance income from hedge transactions	-	-	1,053
Finance income from loans to investee entities	1,765	1,166	1,487
Finance income from deposits in banks	9,833	1,669	-
Exchange differences	10,250	-	-
Others	232	365	338
Total	36,799	23,341	30,333